Advance to Suppliers	12 Months Ended
Dec. 31, 2024
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Advance to suppliers	19,288	17,789	2,437
Less: Allowance for expected credit losses	(8,472)	(8,323)	(1,140)
	10,816	9,466	1,297

As of the year ended December 31, 2023, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery swapping stations as well as developing UOTTA-powered EVs. As of the year ended December 31, 2024, the balance of advance to suppliers mainly represented the prepayments in relation to the development of vehicle sourcing, and purchase of battery swapping stations. An analysis of the expected credit losses was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	(8,366)	(8,472)	(1,161)
Additional (allowance)/reversal for expected credit losses	(106)	149	21
Balance at the end of the year	(8,472)	(8,323)	(1,140)